Segmented Information - Operating Segments (Details) - CAD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2023		Mar. 31, 2024
Disclosure of operating segments [line items]
Net revenue	$ 173,688	[1]	$ 270,281
Gross profit (loss) before fair value adjustments	26,848	[1]	77,613
Gross profit	7,654	[1]	131,460
Selling, general, and administrative expense	120,100		144,159
Loss before taxes	(198,412)	[1]	(59,599)
Corporate
Disclosure of operating segments [line items]
Net revenue	0		0
Gross profit (loss) before fair value adjustments	0		12
Gross profit	0		12
Selling, general, and administrative expense	14,344		13,700
Loss before taxes	(39,245)		(27,988)
Cannabis | Operating Segments
Disclosure of operating segments [line items]
Net revenue	153,008		225,522
Gross profit (loss) before fair value adjustments	25,505		74,340
Gross profit	5,004		126,353
Selling, general, and administrative expense	103,973		127,155
Loss before taxes	(156,249)		(30,401)
Plant propagation production facilities | Operating Segments
Disclosure of operating segments [line items]
Net revenue	20,680		44,759
Gross profit (loss) before fair value adjustments	1,343		3,261
Gross profit	2,650		5,095
Selling, general, and administrative expense	1,783		3,304
Loss before taxes	$ (2,918)		$ (1,210)

[1]	Comparative information has been adjusted due to discontinued operations see Note 11(b).